Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) (CAD)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	4,828	3,273
Interest cost	8,549	4,350
Expected return on plan assets	(10,018)	(4,160)
Amortization of net actuarial loss	(346)	23
Net benefit cost	3,013	3,486
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	2,022	1,602
Interest cost	2,186	1,508
Expected return on plan assets	(628)	(602)
Amortization of net actuarial loss	(641)	26
Net benefit cost	2,939	2,534